                         UNITED STATES                        OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION        OMB Number: 3235-0058
                     Washington, D.C. 20549            Expires:  March 31, 2006
                                                       Estimated average burden
                           FORM 12b-25                 hours per response...2.50

                                                             SEC FILE NUBMER
                                                             CUSIP NUMBER
                   NOTIFICATION OF LATE FILING


(Check One):   [_] Form 10-K    [_] Form 11-K    [_] Form 20-F    [X] Form 10-Q
               [_] Form N-SAR   [_] Form N-CSR

          For Period Ended: August 31, 2003

     [_]  Transition Report on Form 10-K

     [_]  Transition Report on Form 20-F

     [_]  Transition Report on Form 11-K

     [_]  Transition Report on Form 10-Q

     [_]  Transition Report on Form N-SAR

          For the Transition Period Ended:

     Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:



                                     PART I
                             REGISTRANT INFORMATION

GRISTEDE'S FOODS, INC.
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Full Name of Registrant



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Former Name if Applicable


823 11th Avenue
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Address of Principal Executive Office (Street and Number)


New York, New York, 10019-3535
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City, State and Zip Code



                                    PART II
                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     |    (a)  The reasons  described in  reasonable  detail in Part III of this
     |         form  could  not be  eliminated  without  unreasonable  effort or
     |         expense;
     |
     |    (b)  The subject annual report,  semi-annual report, transition report
     |         on Form 10-K, Form 20-F, Form 11-K or  Form N-SAR, or Form N-CSR,
[X]  |         or portion thereof  will be filed on or before the 15th  calendar
     |         day following the prescribed due date;  or the  subject quarterly
     |         report or transition report on Form 10-Q, or portion thereof will
     |         be filed on or  before  the  fifth  calendar  day  following  the
     |         prescribed due date; and
     |
     |    (c)  The  accountant's  statement  or other  exhibit  required by Rule
     |         12b-25(c) has been attached if applicable.


                                    PART III
                                   NARRATIVE

     State below in reasonable detail why Forms 10-K, 11-K, 20-F 10-Q, N-SAR, N-CSR or the transition report portion thereof could not be filed within the prescribed time period. The Company has requested this extension to enable its independent auditors to complete their review of the financial statements to be included in the Form 10-Q for the quarter ended August 31, 2003.

                                    PART IV
                               OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

      Martin R. Bring                               (212)     278-1736
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                       (Name)                     (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                 [X] Yes  [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                 [X] Yes  [_] No

     See Attachment A annexed hereto.

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                             GRISTEDE'S FOODS, INC.
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                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date October 16, 2003           By /s/ John A. Catsimatidis
    -------------------            ---------------------------------------------
                                   John A. Catsimatidis, Chief Executive Officer

          INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

     Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001).


                              GENERAL INSTRUCTIONS

     1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

     2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

     3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

     4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

     5. ELECTRONIC FILERS. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.

                                  ATTACHMENT A

     The Company's results of operations have been adversely impacted for the quarter ended August 31, 2003 by non-cash charges the Company has taken as a result of (a) a receivable owing to the Company by an affiliate being repaid in full by another affiliate of the Company (but because of accounting standards must be treated as a $1.6 million charge to operations offset by an equal addition to paid in capital), and (b) the expensing of a portion of the costs incurred by the Company in connection with its efforts to acquire Kings Super Markets, Inc. In addition, the Company continued to be impacted by promotional pricing associated with the opening of seven stores during the past twelve months, as well as the Northeast blackout of August 14 and 15, 2003. Consequently, the Company anticipates reporting a net loss of approximately ($3,500,000) for the third quarter of fiscal 2003, as compared to a net loss of ($777,000) for the third quarter of fiscal 2002.